Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 5.0%
Ryanair Holdings PLC, ADR(a)	34,954	$2,508,649

Banks — 6.6%
AIB Group PLC(a)	1,233,230	1,370,411
Bank of Ireland Group PLC(a)	998,861	1,796,620
Permanent TSB Group Holdings PLC(a)	211,449	108,430

		3,275,461

Building Products — 4.7%
Kingspan Group PLC	38,003	2,348,244

Construction Materials — 19.2%
CRH PLC	294,368	9,593,995

Containers & Packaging — 5.1%
Ardagh Group SA	33,933	408,554
Smurfit Kappa Group PLC	66,333	2,158,963

		2,567,517

Equity Real Estate Investment Trusts (REITs) — 5.2%
Hibernia REIT PLC	1,178,205	1,425,906
Irish Residential Properties REIT PLC	806,333	1,174,971

		2,600,877

Food & Staples Retailing — 1.5%
Total Produce PLC	600,446	758,741

Food Products — 19.6%
Glanbia PLC	197,794	2,159,458
Kerry Group PLC, Class A	55,517	6,873,254
Origin Enterprises PLC	235,863	729,367

		9,762,079

Health Care Providers & Services — 1.7%
Uniphar PLC(a)	397,163	848,225

Hotels, Restaurants & Leisure — 14.1%
Dalata Hotel Group PLC	336,709	1,217,249
Flutter Entertainment PLC(a)	45,391	5,821,573

		7,038,822

Household Durables — 4.6%
Cairn Homes PLC(a)	1,310,730	1,320,939
Glenveagh Properties PLC(a)(b)	1,346,776	979,748

		2,300,687

Insurance — 0.7%
FBD Holdings PLC(a)	44,283	338,896

Security	Shares	Value

Life Sciences Tools & Services — 4.4%
ICON PLC(a)	13,115	$2,209,222

Marine — 2.2%
Irish Continental Group PLC	289,685	1,111,697

Professional Services — 0.1%
CPL Resources PLC	7,927	57,314

Software — 0.1%
Datalex PLC(a)(c)	38,823	26,423

Specialty Retail — 1.1%
Applegreen PLC	131,791	551,207

Trading Companies & Distributors — 3.6%
Fly Leasing Ltd., ADR(a)	10,535	87,230
Grafton Group PLC	223,469	1,726,717

		1,813,947

Total Common Stocks — 99.5% (Cost: $55,417,759)		49,712,003

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(d)(e)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 99.5% (Cost: $55,437,759)		49,732,003

Other Assets, Less Liabilities — 0.5%		227,278

Net Assets — 100.0%		$49,959,281

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	26,000	(6,000)	20,000	$20,000	$266	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Ireland ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	10	06/19/20	$339	$13,748

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,685,580	$—	$26,423	$49,712,003
Money Market Funds	20,000	—	—	20,000

	$49,705,580	$—	$26,423	$49,732,003

Derivative financial instruments(a)
Assets
Futures Contracts	$13,748	$—	$—	$13,748

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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